EMPLOYEE BENEFIT PLANS (Details) - CNY (¥) ¥ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
EMPLOYEE BENEFIT PLANS
Total contribution for employee benefits	¥ 547	¥ 468
Contributions recognized as expense	¥ 65	¥ 46